Restructuring, Impairments and Gains on Sale - Gains and Impairment Charges (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Impairment and write-off of long-lived assets associated with restructuring		$ 753,733	$ 796,734	$ 66,187
Impairment of long-lived assets primarily associated with COVID-19		117,085	345,034	0
Impairment of goodwill		0	0	214,515
Impairment of intangible assets		0	0	51,789
Loss on ChinaCo Deconsolidation (See Note 7)	$ 153,000	0	153,045	0
Impairment of assets held for sale		0	120,273	2,559
Gain on sale of assets		(816)	(59,165)	(44)
Total		$ 870,002	$ 1,355,921	$ 335,006